UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2849

                           OPPENHEIMER HIGH YIELD FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JUNE 30

                  Date of reporting period: SEPTEMBER 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.7%
-------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                    $    2,000,000        $      350,000
-------------------------------------------------------------------------------------------------------------------------
Norse CBO Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 9.342%
Sub. Bonds, 8/13/10 1                                                                   11,000,000             9,515,000
                                                                                                          ---------------
Total Asset-Backed Securities (Cost $12,533,509)                                                               9,865,000
-------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--90.9%
-------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--27.5%
-------------------------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--2.2%
Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10            1,500,000             1,455,000
-------------------------------------------------------------------------------------------------------------------------
Dana Corp., 10.125% Nts., 3/15/10                                                        1,800,000             1,854,000
-------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
8.625% Sr. Nts., Series B, 4/15/12                                                       3,582,927             3,206,720
9% Sr. Unsec. Sub. Nts., Series D, 5/1/09                                                  600,000               420,000
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 2                                             2,750,000             2,048,750
-------------------------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The):
7.857% Nts., 8/15/11                                                                     5,100,000             4,959,750
9% Sr. Nts., 7/1/15 3                                                                    3,670,000             3,633,300
-------------------------------------------------------------------------------------------------------------------------
Keystone Automotive Operations, Inc., 9.75% Sr. Unsec. Sub. Nts., 11/1/13                  900,000               900,000
-------------------------------------------------------------------------------------------------------------------------
Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12                                                2,600,000             2,769,000
-------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive, Inc.:
8.625% Sr. Unsec. Sub. Nts., 11/15/14                                                    4,500,000             4,556,250
10.25% Sr. Sec. Nts., Series B, 7/15/13                                                  2,300,000             2,581,750
-------------------------------------------------------------------------------------------------------------------------
United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13                                   1,300,000             1,300,000
-------------------------------------------------------------------------------------------------------------------------
Visteon Corp.:
7% Sr. Unsec. Nts., 3/10/14                                                                900,000               785,250
8.25% Sr. Unsec. Nts., 8/1/10                                                            1,500,000             1,432,500
                                                                                                          ---------------
                                                                                                              31,902,270
-------------------------------------------------------------------------------------------------------------------------
AUTOMOBILES--1.5%
Ford Motor Credit Co.:
5.625% Nts., 10/1/08                                                                     6,250,000             5,909,981
5.80% Sr. Unsec. Nts., 1/12/09                                                           1,200,000             1,120,508
7.375% Nts., 10/28/09                                                                    1,350,000             1,305,149
-------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp.:
5.125% Nts., 5/9/08                                                                      3,300,000             3,073,762
5.85% Sr. Unsec. Unsub. Nts., 1/14/09                                                    6,700,000             6,243,449
6.875% Nts., 9/15/11                                                                     2,900,000             2,640,989
7.25% Nts., 3/2/11                                                                       2,000,000             1,861,788
                                                                                                          ---------------
                                                                                                              22,155,626
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.2%
Alderwoods Group, Inc., 7.75% Sr. Nts., 9/15/12                                          2,800,000             2,954,000
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--7.3%
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08                                         3,080,000             3,033,800
-------------------------------------------------------------------------------------------------------------------------
Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                            1,300,000             1,387,750
-------------------------------------------------------------------------------------------------------------------------
Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12                                          3,000,000             3,247,500
-------------------------------------------------------------------------------------------------------------------------
Carrols Corp., 9% Sr. Sub. Nts., 1/15/13 3                                                 770,000               785,400
-------------------------------------------------------------------------------------------------------------------------
CCM Merger, Inc., 8% Unsec. Nts., 8/1/13 3                                                 620,000               628,525
-------------------------------------------------------------------------------------------------------------------------
Domino's, Inc., 8.25% Sr. Unsec. Sub. Nts., 7/1/11                                       1,932,000             2,038,260
-------------------------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., 8% Sr. Nts., 11/15/13                                         1,400,000             1,477,000
-------------------------------------------------------------------------------------------------------------------------


1                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE CONTINUED
Intrawest Corp., 7.50% Sr. Unsec. Nts., 10/15/13                                    $    2,666,000        $    2,742,648
-------------------------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                                          6,550,000             6,312,563
9% Sr. Sub. Nts., 3/15/12                                                                2,200,000             2,343,000
-------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd., 6.75% Sr. Sub. Nts., 10/1/15 3                               2,460,000             2,395,425
-------------------------------------------------------------------------------------------------------------------------
La Quinta Properties, Inc., 7% Sr. Sec. Nts., 8/15/12                                    1,300,000             1,342,250
-------------------------------------------------------------------------------------------------------------------------
Mandalay Resort Group, 9.375% Sr. Sub. Nts., 2/15/10                                     3,532,000             3,911,690
-------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc.:
6.625% Sr. Nts., 7/15/15 3                                                               2,600,000             2,583,750
8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                      6,950,000             7,506,000
9.75% Sr. Unsec. Sub. Nts., 6/1/07                                                       2,000,000             2,140,000
-------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
6.125% Sr. Unsec. Sub. Nts., 2/15/13                                                     1,240,000             1,240,000
6.375% Sr. Sub. Nts., 7/15/09                                                            2,200,000             2,211,000
6.875% Sr. Unsec. Sub. Nts., 2/15/15                                                     1,735,000             1,778,375
8% Sr. Sub. Nts., 4/1/12                                                                 2,750,000             2,915,000
-------------------------------------------------------------------------------------------------------------------------
NCL Corp., 11.625% Sr. Nts., 7/15/14 3,4                                                 2,700,000             2,862,000
-------------------------------------------------------------------------------------------------------------------------
Park Place Entertainment Corp.:
7.875% Sr. Sub. Nts., 3/15/10                                                            3,700,000             4,042,250
9.375% Sr. Unsec. Sub. Nts., 2/15/07                                                       950,000             1,004,625
-------------------------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc.:
6.75% Sr. Unsec. Sub. Nts., 3/1/15                                                       1,235,000             1,216,475
6.875% Sr. Sub. Nts., 12/1/11                                                              900,000               909,000
8.875% Sr. Sub. Nts., 3/15/10                                                              900,000               954,000
-------------------------------------------------------------------------------------------------------------------------
Pinnacle Entertainment, Inc., 8.25% Sr. Unsec. Sub. Nts., 3/15/12                        6,600,000             6,633,000
-------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd., 8.75% Sr. Unsub. Nts., 2/2/11                              2,600,000             2,931,500
-------------------------------------------------------------------------------------------------------------------------
Six Flags, Inc.:
8.875% Sr. Unsec. Nts., 2/1/10                                                           1,400,000             1,393,000
9.625% Sr. Nts., 6/1/14                                                                    647,000               640,530
9.75% Sr. Nts., 4/15/13                                                                  5,400,000             5,346,000
-------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                       3,550,000             3,887,250
-------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc.:
6.50% Sr. Unsec. Sub. Nts., 2/1/14                                                       7,400,000             7,437,000
6.875% Sr. Sub. Nts., 3/1/16 3                                                           1,245,000             1,268,344
-------------------------------------------------------------------------------------------------------------------------
Universal City Development Partners Ltd., 11.75% Sr. Nts., 4/1/10                        2,700,000             3,064,500
-------------------------------------------------------------------------------------------------------------------------
Vail Resorts, Inc., 6.75% Sr. Sub. Nts., 2/15/14                                         2,700,000             2,706,750
-------------------------------------------------------------------------------------------------------------------------
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 6.625% Nts., 12/1/14                    8,500,000             8,170,625
                                                                                                          ---------------
                                                                                                             106,486,785
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--2.2%
Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                         3,300,000             3,498,000
-------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 8.875% Sr. Sub. Nts., 8/1/12                                               2,525,000             2,701,750
-------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10                                            800,000               914,420
-------------------------------------------------------------------------------------------------------------------------
K. Hovnanian Enterprises, Inc.:
7.75% Sr. Unsec. Sub. Nts., 5/15/13                                                      2,250,000             2,303,438
8.875% Sr. Sub. Nts., 4/1/12                                                             1,500,000             1,590,000
-------------------------------------------------------------------------------------------------------------------------
KB Home:
8.625% Sr. Sub. Nts., 12/15/08                                                           2,750,000             2,936,846
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                      2,000,000             2,126,856
-------------------------------------------------------------------------------------------------------------------------
Meritage Homes Corp., 6.25% Sr. Unsec. Nts., 3/15/15                                     1,115,000             1,025,800
-------------------------------------------------------------------------------------------------------------------------
Sealy Mattress Co., 8.25% Sr. Sub. Nts., 6/15/14                                         3,200,000             3,232,000
-------------------------------------------------------------------------------------------------------------------------
Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12                                     1,200,000             1,290,000
-------------------------------------------------------------------------------------------------------------------------


2                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES CONTINUED
Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11                                            $    1,750,000        $    1,863,750
-------------------------------------------------------------------------------------------------------------------------
WCI Communities, Inc.:
9.125% Sr. Sub. Nts., 5/1/12                                                             1,100,000             1,138,500
10.625% Sr. Unsec. Sub. Nts., 2/15/11                                                    4,600,000             4,910,500
-------------------------------------------------------------------------------------------------------------------------
William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                        2,500,000             2,706,250
                                                                                                          ---------------
                                                                                                              32,238,110
-------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.2%
Leslie's Poolmart, Inc., 7.75% Sr. Unsec. Nts., 2/1/13                                   1,375,000             1,395,625
-------------------------------------------------------------------------------------------------------------------------
Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                    1,900,000             2,090,000
                                                                                                          ---------------
                                                                                                               3,485,625
-------------------------------------------------------------------------------------------------------------------------
MEDIA--10.8%
Adelphia Communications Corp.:
8.125% Sr. Nts., Series B, 7/15/03 2                                                     1,150,000               862,500
8.375% Sr. Nts., Series B, 2/1/08 2                                                      2,700,000             2,025,000
9.875% Sr. Nts., Series B, 3/1/07 2                                                      2,200,000             1,650,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11 2                                                   1,200,000               918,000
10.875% Sr. Unsec. Nts., 10/1/10 2                                                       1,500,000             1,125,000
-------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                      2,100,000             2,094,750
-------------------------------------------------------------------------------------------------------------------------
AMC Entertainment, Inc.:
8% Sr. Unsec. Sub. Nts., 3/1/14                                                          3,300,000             2,920,500
9.50% Sr. Unsec. Sub. Nts., 2/1/11                                                       5,099,000             4,869,545
-------------------------------------------------------------------------------------------------------------------------
American Media Operations, Inc.:
8.875% Sr. Unsec. Sub. Nts., 1/15/11                                                     3,450,000             3,070,500
10.25% Sr. Unsec. Sub. Nts., Series B, 5/1/09                                            2,050,000             2,003,875
-------------------------------------------------------------------------------------------------------------------------
Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                 1,100,000             1,171,500
-------------------------------------------------------------------------------------------------------------------------
Carmike Cinemas, Inc., 7.50% Sr. Sub. Nts., 2/15/14                                      2,100,000             1,832,250
-------------------------------------------------------------------------------------------------------------------------
CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11                              700,000               726,250
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings I LLC, 0%/11.75% Sr. Unsec. Unsub.
Nts.,  5/15/14 3,5                                                                       9,800,000             7,056,000
-------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital
Corp., 8.375% Sr. Nts., Second Lien, 4/30/14 3                                          14,400,000            14,544,000
-------------------------------------------------------------------------------------------------------------------------
Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                      1,800,000             1,867,500
-------------------------------------------------------------------------------------------------------------------------
Cinemark, Inc., 0%/9.75% Sr. Unsec. Disc. Nts., 3/15/14 5                                5,700,000             4,018,500
-------------------------------------------------------------------------------------------------------------------------
Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                   1,500,000             1,614,375
-------------------------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11                      1,130,000             1,115,875
-------------------------------------------------------------------------------------------------------------------------
Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec. Nts., 11/15/09          3,000,000             3,277,500
-------------------------------------------------------------------------------------------------------------------------
Dex Media West LLC/Dex Media West Finance Co.:
5.875% Sr. Nts., 11/15/11                                                                1,000,000               995,000
8.50% Sr. Nts., 8/15/10                                                                  2,100,000             2,231,250
9.875% Sr. Sub. Nts., 8/15/13                                                            3,516,000             3,898,365
-------------------------------------------------------------------------------------------------------------------------
Dex Media, Inc., 8% Unsec. Nts., 11/15/13                                               13,725,000            14,171,063
-------------------------------------------------------------------------------------------------------------------------
DirecTV Holdings LLC/DirecTV Financing Co., Inc., 8.375% Sr.
Unsec. Nts., 3/15/13                                                                     3,904,000             4,279,760
-------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 6.625% Sr. Unsec. Nts., 10/1/14                                      5,350,000             5,323,250
-------------------------------------------------------------------------------------------------------------------------
Emmis Operating Co., 6.875% Sr. Unsec. Sub. Nts., 5/15/12                                2,700,000             2,703,375
-------------------------------------------------------------------------------------------------------------------------
Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec. Sub. Nts., 3/1/14           1,500,000             1,556,250
-------------------------------------------------------------------------------------------------------------------------
Granite Broadcasting Corp., 9.75% Sr. Sec. Nts., 12/1/10                                 5,247,000             4,827,240
-------------------------------------------------------------------------------------------------------------------------


3                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
MEDIA CONTINUED
Gray Television, Inc., 9.25% Sr. Sub. Nts., 12/15/11                                $    1,750,000        $    1,903,125
-------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
6.625% Sr. Sub. Nts., 8/15/15 3                                                          2,492,000             2,548,070
7.25% Sr. Unsec. Sub. Nts., 1/1/13                                                       1,000,000             1,050,000
-------------------------------------------------------------------------------------------------------------------------
Liberty Media Group, 8.50% Debs., 7/15/29                                                1,250,000             1,216,561
-------------------------------------------------------------------------------------------------------------------------
Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13                                       2,530,000             2,409,825
-------------------------------------------------------------------------------------------------------------------------
LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                              1,350,000             1,485,000
-------------------------------------------------------------------------------------------------------------------------
Mediacom Broadband LLC, 8.50% Sr. Nts., 10/15/15 3                                       1,495,000             1,450,150
-------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13                      3,647,000             3,637,883
-------------------------------------------------------------------------------------------------------------------------
MediaNews Group, Inc.:
6.375% Sr. Sub. Nts., 4/1/14                                                             4,700,000             4,535,500
6.875% Sr. Unsec. Sub. Nts., 10/1/13                                                       700,000               698,250
-------------------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 8.875% Sr. Debs., 4/26/23                                     400,000               511,127
-------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8% Sr. Nts., 5/15/13                                                                     3,400,000             3,442,500
8.875% Sr. Unsec. Nts., 5/15/11                                                            147,000               154,718
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Corp., 6.875% Sr. Nts., 1/15/13                                           1,500,000             1,428,750
-------------------------------------------------------------------------------------------------------------------------
R.H. Donnelley Financial Corp. I:
8.875% Sr. Nts., 12/15/10 3                                                              2,600,000             2,801,500
10.875% Sr. Sub. Nts., 12/15/12 3                                                        3,900,000             4,397,250
-------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11                           1,950,000             2,081,625
-------------------------------------------------------------------------------------------------------------------------
Rainbow National Services LLC, 8.75% Sr. Nts., 9/1/12 3                                  2,000,000             2,142,500
-------------------------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc.:
6.375% Sec. Nts., 3/1/14                                                                 2,100,000             2,121,000
7.50% Sec. Nts., 3/15/15                                                                 2,700,000             2,922,750
8% Sr. Sub. Nts., 12/15/12                                                               1,400,000             1,485,750
-------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8% Sr. Unsec. Sub. Nts., 3/15/12                                                         6,050,000             6,223,938
8.75% Sr. Sub. Nts., 12/15/11                                                            1,250,000             1,318,750
-------------------------------------------------------------------------------------------------------------------------
Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09                                                2,050,000             2,126,875
-------------------------------------------------------------------------------------------------------------------------
WMG Holdings Corp., 0%/9.50% Sr. Disc. Nts., 12/15/14 5                                  6,827,000             4,813,035
                                                                                                          ---------------
                                                                                                             157,655,405
-------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.7%
Neiman Marcus Group, Inc.:
9% Sr. Nts., 10/15/15 3,6                                                                7,210,000             7,264,075
10.375% Sr. Sub. Nts., 10/15/15 3,6                                                      3,605,000             3,605,000
                                                                                                          ---------------
                                                                                                              10,869,075
-------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12                                 1,400,000             1,414,000
-------------------------------------------------------------------------------------------------------------------------
Atlantic Broadband Finance LLC, 9.375% Sr. Unsec. Sub. Nts., 1/15/14                     1,950,000             1,852,500
-------------------------------------------------------------------------------------------------------------------------
AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                             3,000,000             3,255,000
-------------------------------------------------------------------------------------------------------------------------
Boise Cascade LLC, 7.125% Sr. Unsec. Sub. Nts., 10/15/14                                 2,300,000             2,190,750
-------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Unsec. Nts., 6/1/12                                1,950,000             1,659,938
-------------------------------------------------------------------------------------------------------------------------
Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,2                                         700,000                    --
-------------------------------------------------------------------------------------------------------------------------
Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11                               3,500,000             3,867,500
-------------------------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 7.50% Sr. Unsec. Sub. Nts., Series B, 5/1/10                        1,100,000             1,051,875
                                                                                                          ---------------
                                                                                                              15,291,563


4                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.4%
Invista, Inc., 9.25% Sr. Nts., 5/1/12 3                                             $    4,550,000        $    4,970,875
-------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co.:
7% Unsec. Nts., 11/1/06                                                                  2,350,000             2,376,438
8.254% Sr. Unsec. Unsub. Nts., 4/1/12 4                                                  2,765,000             2,771,913
9.75% Sr. Unsec. Unsub. Nts., 1/15/15                                                    4,956,000             5,079,900
-------------------------------------------------------------------------------------------------------------------------
Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11                                         1,250,000             1,306,250
-------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc., 6.875% Sr. Nts., 4/15/15 3                                             1,735,000             1,674,275
-------------------------------------------------------------------------------------------------------------------------
Russell Corp., 9.25% Sr. Nts., 5/1/10                                                    1,500,000             1,522,500
                                                                                                          ---------------
                                                                                                              19,702,151
-------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--3.5%
-------------------------------------------------------------------------------------------------------------------------
BEVERAGES--0.1%
Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                2,000,000             2,122,500
-------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.6%
Jean Coutu Group (PJC), Inc. (The):
7.625% Sr. Unsec. Nts., 8/1/12                                                             900,000               920,250
8.50% Sr. Sub. Nts., 8/1/14                                                              3,700,000             3,700,000
-------------------------------------------------------------------------------------------------------------------------
Rite Aid Corp.:
8.125% Sr. Sec. Nts., 5/1/10                                                             2,650,000             2,716,250
9.50% Sr. Sec. Nts., 2/15/11                                                             1,600,000             1,704,000
                                                                                                          ---------------
                                                                                                               9,040,500
-------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10                              3,500,000             3,745,000
-------------------------------------------------------------------------------------------------------------------------
Burns Philp Capital Property Ltd., 9.75% Sr. Unsec. Sub. Nts., 7/15/12                   1,450,000             1,631,250
-------------------------------------------------------------------------------------------------------------------------
Del Monte Corp.:
6.75% Sr. Sub. Nts., 2/15/15 3                                                             930,000               939,300
8.625% Sr. Sub. Nts., 12/15/12                                                           3,300,000             3,564,000
-------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co.:
9.75% Sr. Unsec. Sub. Nts., 5/15/07                                                      1,600,000             1,600,000
10.75% Sr. Nts., 3/1/10                                                                  5,700,000             6,241,500
-------------------------------------------------------------------------------------------------------------------------
Dole Food Co., Inc.:
8.625% Sr. Nts., 5/1/09                                                                  1,909,000             2,004,450
8.875% Sr. Unsec. Nts., 3/15/11                                                            475,000               495,188
-------------------------------------------------------------------------------------------------------------------------
Hines Nurseries, Inc., 10.25% Sr. Unsec. Sub. Nts., 10/1/11                              1,700,000             1,734,000
-------------------------------------------------------------------------------------------------------------------------
Smithfield Foods, Inc.:
7.625% Sr. Unsec. Sub. Nts., 2/15/08                                                     2,240,000             2,329,600
8% Sr. Nts., Series B, 10/15/09 1                                                          400,000               425,000
-------------------------------------------------------------------------------------------------------------------------
Swift & Co., 10.125% Sr. Nts., 10/1/09                                                   2,500,000             2,703,125
-------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.625% Sr. Sub. Nts., 4/15/11 [EUR]                        2,000,000             2,592,993
                                                                                                          ---------------
                                                                                                              30,005,406
-------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.6%
Church & Dwight Co., Inc., 6% Sr. Unsec. Sub. Nts., 12/15/12                             1,800,000             1,764,000
-------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc.:
8% Sr. Sec. Nts., 3/1/11                                                                 2,500,000             2,631,250
9.375% Sr. Unsec. Sub. Nts., 6/1/11                                                      3,500,000             3,670,625
                                                                                                          ---------------
                                                                                                               8,065,875
-------------------------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.1%
Elizabeth Arden, Inc., 7.75% Sr. Unsec. Sub. Nts., 1/15/14                               1,250,000             1,278,125
-------------------------------------------------------------------------------------------------------------------------
TOBACCO--0.1%
R.J. Reynolds Tobacco Holdings, Inc., 6.50% Nts., 7/15/10 3                              1,240,000             1,243,100


5                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ENERGY--7.5%
-------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.6%
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11                                        $    1,200,000        $    1,272,000
-------------------------------------------------------------------------------------------------------------------------
Hanover Compressor Co., 8.625% Sr. Unsec. Sub. Nts., 12/15/10                            2,500,000             2,706,250
-------------------------------------------------------------------------------------------------------------------------
Hanover Equipment Trust, 8.50% Sr. Sec. Nts., Series A, 9/1/08                             662,000               691,790
-------------------------------------------------------------------------------------------------------------------------
Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                     1,500,000             1,601,250
-------------------------------------------------------------------------------------------------------------------------
Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                         2,500,000             2,600,000
                                                                                                          ---------------
                                                                                                               8,871,290
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS--6.9%
ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                               1,400,000             1,520,273
-------------------------------------------------------------------------------------------------------------------------
Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13                                         2,650,000             2,716,250
-------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.:
6.375% Sr. Unsec. Nts., 6/15/15                                                          1,400,000             1,414,000
6.875% Sr. Unsec. Nts., 1/15/16                                                            984,000             1,013,520
-------------------------------------------------------------------------------------------------------------------------
Clayton Williams Energy, Inc., 7.75% Sr. Nts., 8/1/13 3                                    995,000               977,588
-------------------------------------------------------------------------------------------------------------------------
Delta Petroleum Corp., 7% Sr. Unsec. Nts., 4/1/15                                          755,000               724,800
-------------------------------------------------------------------------------------------------------------------------
El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12                                           6,452,000             6,710,080
-------------------------------------------------------------------------------------------------------------------------
El Paso Energy Corp., 7.625% Nts., 7/15/11                                               1,600,000             1,632,000
-------------------------------------------------------------------------------------------------------------------------
El Paso Production Holding Co., 7.75% Sr. Unsec. Nts., 6/1/13                            7,450,000             7,822,500
-------------------------------------------------------------------------------------------------------------------------
Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                 2,000,000             2,135,000
-------------------------------------------------------------------------------------------------------------------------
Foundation PA Coal Co., 7.25% Sr. Unsec. Nts., 8/1/14                                    1,900,000             1,990,250
-------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 6.625% Sr. Unsec. Nts., 10/1/11                                      1,100,000             1,139,875
-------------------------------------------------------------------------------------------------------------------------
Massey Energy Co., 6.625% Sr. Nts., 11/15/10                                             1,750,000             1,793,750
-------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co.:
6.625% Sr. Unsec. Sub. Nts., 9/1/14                                                      3,200,000             3,344,000
8.375% Sr. Sub. Nts., 8/15/12                                                            2,850,000             3,092,250
-------------------------------------------------------------------------------------------------------------------------
Pacific Energy Partners LP/Pacific Energy Finance Corp.,
6.25% Sr. Nts., 9/15/15 3                                                                  490,000               493,675
-------------------------------------------------------------------------------------------------------------------------
Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                          2,500,000             2,625,000
-------------------------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co., 7.125% Sr. Nts., 6/15/14                            1,700,000             1,797,750
-------------------------------------------------------------------------------------------------------------------------
Premcor Refining Group, Inc.:
6.75% Sr. Nts., 5/1/14                                                                   3,000,000             3,210,000
9.50% Sr. Nts., 2/1/13                                                                   2,000,000             2,265,000
-------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.:
6.375% Sr. Sub. Nts., 3/15/15                                                            1,125,000             1,139,063
7.375% Sr. Sub. Nts., 7/15/13                                                            1,500,000             1,597,500
-------------------------------------------------------------------------------------------------------------------------
Southern Natural Gas Co.:
7.35% Nts., 2/15/31                                                                      3,800,000             3,898,371
8% Sr. Unsub. Nts., 3/1/32                                                               4,800,000             5,323,834
8.875% Sr. Nts., 3/15/10                                                                 1,800,000             1,954,636
-------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp.:
6.75% Sr. Unsec. Sub. Nts., 12/15/14                                                     1,680,000             1,659,000
8.25% Sr. Unsec. Sub. Nts., 12/15/11                                                     3,500,000             3,692,500
-------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                          3,175,000             3,635,375
-------------------------------------------------------------------------------------------------------------------------
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                         11,550,000            12,505,208
-------------------------------------------------------------------------------------------------------------------------
Tesoro Petroleum Corp.:
8% Sr. Sec. Nts., 4/15/08                                                                  300,000               314,250
9.625% Sr. Sub. Nts., 4/1/12                                                             1,597,000             1,766,681
-------------------------------------------------------------------------------------------------------------------------
Transcontinental Gas Pipe Line Corp., 8.875% Sr. Unsub. Nts.,
Series B, 7/15/12                                                                        1,200,000             1,405,500
-------------------------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp., 7.25% Sr. Sub. Nts., 5/1/12                                     2,300,000             2,351,750
-------------------------------------------------------------------------------------------------------------------------


6                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
OIL & GAS CONTINUED
Williams Cos., Inc. (The):
7.125% Nts., 9/1/11                                                                 $    2,700,000        $    2,841,750
7.625% Nts., 7/15/19                                                                       100,000               108,750
8.75% Unsec. Nts., 3/15/32                                                               6,900,000             8,176,500
-------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                   800,000               828,000
                                                                                                          ---------------
                                                                                                             101,616,229
-------------------------------------------------------------------------------------------------------------------------
FINANCIALS--3.9%
-------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--0.8%
Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                      6,100,000             6,588,000
-------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B,
9/30/08 1                                                                                3,700,000             2,220,000
-------------------------------------------------------------------------------------------------------------------------
E*TRADE Financial Corp.:
7.375% Sr. Nts., 9/15/13 3                                                                 739,000               750,085
8% Sr. Nts., 6/15/11 3                                                                   2,095,000             2,173,563
                                                                                                          ---------------
                                                                                                              11,731,648
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.3%
ABN Amro Bank NV (NY Branch), 4% Sec. Nts., 11/5/17 1,4                                  2,069,459             1,914,250
-------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                    78,000                84,630
-------------------------------------------------------------------------------------------------------------------------
Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                1,700,000             1,955,000
                                                                                                          ---------------
                                                                                                               3,953,880
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.6%
Affinia Group, Inc., 9% Sr. Sub. Nts., 11/30/14 3                                        1,600,000             1,256,000
-------------------------------------------------------------------------------------------------------------------------
American Commercial Lines LLC/American Commercial Lines Finance Corp., 9.50%
Sr. Unsec. Nts., 2/15/15                                                                 1,005,000             1,090,425
-------------------------------------------------------------------------------------------------------------------------
Crystal US Holdings 3 LLC/Crystal US Sub 3 Corp.:
0%/10.50% Sr. Unsec. Disc. Nts., Series B, 10/1/14 5                                     3,100,000             2,185,500
9.625% Sr. Sub. Nts., 6/15/14                                                            4,794,000             5,357,295
-------------------------------------------------------------------------------------------------------------------------
Global Cash Access LLC/Global Cash Finance Corp., 8.75% Sr. Sub. Nts., 3/15/12           1,200,000             1,296,000
-------------------------------------------------------------------------------------------------------------------------
JSG Funding plc, 7.75% Sr. Unsec. Sub. Nts., 4/1/15                                      2,470,000             2,111,850
-------------------------------------------------------------------------------------------------------------------------
Nell AF Sarl, 8.375% Sr. Nts., 8/15/15 3                                                 7,980,000             7,840,350
-------------------------------------------------------------------------------------------------------------------------
Universal City Florida:
8.375% Sr. Unsec. Nts., 5/1/10                                                             900,000               938,250
8.443% Sr. Unsec. Nts., 5/1/10 4                                                           775,000               807,938
                                                                                                          ---------------
                                                                                                              22,883,608
-------------------------------------------------------------------------------------------------------------------------
INSURANCE--0.1%
Texas Gas Transmission Corp., 7.25% Debs., 7/15/27                                       1,000,000             1,221,174
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE--1.1%
American Casino & Entertainment Properties LLC, 7.85% Sr. Sec. Nts., 2/1/12              1,750,000             1,813,438
-------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                   2,552,000             2,788,060
-------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series B, 8/1/08                                    618,000               628,815
-------------------------------------------------------------------------------------------------------------------------
Host Marriott LP, 6.375% Sr. Nts., Series O, 3/15/15                                     2,580,000             2,515,500
-------------------------------------------------------------------------------------------------------------------------
MeriStar Hospitality Corp.:
9.125% Sr. Unsec. Nts., 1/15/11                                                          2,797,000             2,978,805
10.50% Sr. Unsec. Nts., 6/15/09                                                          2,700,000             2,875,500
-------------------------------------------------------------------------------------------------------------------------
Trustreet Properties, Inc.:                                                                985,000             1,012,088
7.50% Sr. Nts., 4/1/15 3


7                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
REAL ESTATE CONTINUED
7.50% Sr. Unsec. Nts., 4/1/15                                                       $    2,215,000        $    2,275,913
                                                                                                          ---------------
                                                                                                              16,888,119
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--6.9%
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Inverness Medical Innovations, Inc., 8.75% Sr. Sub. Nts., 2/15/12                        1,100,000             1,122,000
-------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                           2,200,000             2,365,000
-------------------------------------------------------------------------------------------------------------------------
Universal Hospital Services, Inc., 10.125% Sr. Unsec. Nts., 11/1/11                      2,150,000             2,214,500
                                                                                                          ---------------
                                                                                                               5,701,500
-------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--6.3%
AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                     2,000,000             2,090,000
-------------------------------------------------------------------------------------------------------------------------
Beverly Enterprises, Inc., 7.875% Sr. Sub. Nts., 6/15/14                                 2,300,000             2,558,750
-------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc., 6.50% Sr. Unsec. Sub. Nts., 12/15/12                     2,400,000             2,418,000
-------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc., 6.125% Sr. Unsec. Nts., 1/15/15                              1,065,000             1,096,950
-------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.:
6.625% Sr. Unsec. Nts., 3/15/13                                                          2,320,000             2,360,600
7.25% Sr. Unsec. Sub. Nts., 3/15/15                                                      3,630,000             3,698,063
-------------------------------------------------------------------------------------------------------------------------
Extendicare Health Services, Inc.:
6.875% Sr. Sub. Nts., 5/1/14                                                               600,000               594,000
9.50% Sr. Unsec. Sub. Nts., 7/1/10                                                       1,900,000             2,033,000
-------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                             2,800,000             2,919,000
-------------------------------------------------------------------------------------------------------------------------
Genesis HealthCare Corp., 8% Sr. Sub. Nts., 10/15/13                                     1,300,000             1,407,250
-------------------------------------------------------------------------------------------------------------------------
HCA, Inc.:
6.30% Sr. Unsec. Nts., 10/1/12                                                           4,200,000             4,195,720
6.375% Nts., 1/15/15                                                                     8,350,000             8,302,831
7.875% Sr. Nts., 2/1/11                                                                  1,000,000             1,076,829
8.75% Sr. Nts., 9/1/10                                                                   2,000,000             2,218,800
-------------------------------------------------------------------------------------------------------------------------
HealthSouth Corp.:
7.625% Nts., 6/1/12                                                                      7,300,000             6,862,000
8.375% Unsec. Nts., 10/1/11                                                              1,440,000             1,378,800
10.75% Sr. Unsec. Sub. Nts., 10/1/08                                                     1,697,000             1,667,303
-------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc., 9.375% Sr. Unsec. Nts., Series A, 11/15/08               4,435,654             4,685,160
-------------------------------------------------------------------------------------------------------------------------
Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12                          3,200,000             3,392,000
-------------------------------------------------------------------------------------------------------------------------
National Nephrology Assn., 9% Sr. Sub. Nts., 11/1/11 3                                     650,000               726,375
-------------------------------------------------------------------------------------------------------------------------
NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                    4,100,000             4,715,000
-------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                   2,207,000             2,391,836
-------------------------------------------------------------------------------------------------------------------------
Psychiatric Solutions, Inc., 7.75% Sr. Sub. Nts., 7/15/15 3                              1,220,000             1,265,750
-------------------------------------------------------------------------------------------------------------------------
Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13                                1,900,000             2,147,000
-------------------------------------------------------------------------------------------------------------------------
Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12                              2,400,000             2,580,000
-------------------------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15                                3,450,000             3,320,625
-------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
6.375% Sr. Nts., 12/1/11                                                                 2,620,000             2,456,250
7.375% Nts., 2/1/13                                                                        147,000               140,018
9.875% Sr. Nts., 7/1/14                                                                  5,875,000             6,168,750
-------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.:
7% Sr. Nts., 5/15/12                                                                     1,200,000             1,239,000
7% Sr. Sub. Nts., 11/15/13                                                               4,910,000             4,995,925
-------------------------------------------------------------------------------------------------------------------------
US Oncology, Inc.:
9% Sr. Unsec. Nts., 8/15/12                                                              2,150,000             2,332,750
10.75% Sr. Unsec. Sub. Nts., 8/15/14                                                     2,550,000             2,868,750
                                                                                                          ---------------
                                                                                                              92,303,085


8                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--0.2%
Valeant Pharmaceuticals International, Inc., 7% Sr. Nts., 12/15/11                  $    2,900,000        $    2,871,000
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.2%
-------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.3%
Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                           2,400,000             2,538,000
-------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8% Sr. Unsec. Sub. Nts., Series B, 3/1/08                                                2,900,000             2,914,500
8.50% Sr. Unsec. Nts., 10/1/10                                                           1,100,000             1,204,500
8.875% Sr. Unsec. Sub. Nts., 5/1/11                                                        147,000               155,085
-------------------------------------------------------------------------------------------------------------------------
L-3 Communications Corp.:
5.875% Sr. Sub. Nts., 1/15/15                                                              900,000               875,250
6.125% Sr. Unsec. Sub. Nts., 1/15/14                                                     1,350,000             1,343,250
6.375% Sr. Sub. Nts., 10/15/15 3                                                         3,345,000             3,386,813
7.625% Sr. Sub. Nts., 6/15/12                                                            1,250,000             1,318,750
-------------------------------------------------------------------------------------------------------------------------
TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11                                          2,800,000             2,947,000
-------------------------------------------------------------------------------------------------------------------------
TRW Automotive, Inc.:
9.375% Sr. Nts., 2/15/13                                                                 1,517,000             1,653,530
11% Sr. Sub. Nts., 2/15/13                                                               1,299,000             1,471,118
                                                                                                          --------------
                                                                                                              19,807,796
-------------------------------------------------------------------------------------------------------------------------
AIRLINES--0.2%
AMR Corp., 9% Debs., 8/1/12                                                              2,000,000             1,420,000
-------------------------------------------------------------------------------------------------------------------------
ATA Holdings Corp.:
12.125% Sr. Unsec. Unsub. Nts., 6/15/10 2                                                2,000,000               290,000
13% Sr. Unsec. Nts., 2/1/09 2                                                            6,720,000               974,400
                                                                                                          --------------
                                                                                                               2,684,400
-------------------------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.5%
Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                 1,500,000             1,458,750
-------------------------------------------------------------------------------------------------------------------------
Goodman Global Holding Co., Inc., 7.875% Sr. Sub. Nts., 12/15/12 3                       2,450,000             2,229,500
-------------------------------------------------------------------------------------------------------------------------
Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10                                       1,944,000             2,070,360
-------------------------------------------------------------------------------------------------------------------------
Nortek, Inc., 8.50% Sr. Unsec. Unsub. Nts., 9/1/14                                       1,550,000             1,433,750
                                                                                                          --------------
                                                                                                               7,192,360
-------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.1%
Allied Waste North America, Inc.:
7.25% Sr. Nts., 3/15/15 3                                                                  850,000               841,500
7.375% Sr. Sec. Nts., Series B, 4/15/14                                                 11,000,000            10,395,000
8.875% Sr. Nts., Series B, 4/1/08                                                        3,300,000             3,456,750
-------------------------------------------------------------------------------------------------------------------------
American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,2                      2,500,000                    --
-------------------------------------------------------------------------------------------------------------------------
Cenveo Corp., 7.875% Sr. Sub. Nts., 12/1/13                                              4,300,000             4,171,000
-------------------------------------------------------------------------------------------------------------------------
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07 1                              2,400,000             2,406,000
-------------------------------------------------------------------------------------------------------------------------
Corrections Corp. of America:
6.25% Sr. Unsec. Sub. Nts., 3/15/13                                                      2,200,000             2,189,000
7.50% Sr. Nts., 5/1/11                                                                   1,350,000             1,398,938
-------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                              3,050,000             3,286,375
-------------------------------------------------------------------------------------------------------------------------
School Specialty, Inc., 10% Sr. Nts., 10/1/13 3,6                                        2,070,000             2,085,525
                                                                                                          ---------------
                                                                                                              30,230,088
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.5%
Belden & Blake Corp., 8.75% Sec. Nts., 7/15/12                                           3,175,000             3,333,750
-------------------------------------------------------------------------------------------------------------------------
Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                 1,050,000               845,250
-------------------------------------------------------------------------------------------------------------------------
General Cable Corp., 9.50% Sr. Nts., 11/15/10                                            2,200,000             2,326,500
-------------------------------------------------------------------------------------------------------------------------


9                                                    Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT CONTINUED
UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                        $      700,000        $      754,250
                                                                                                          --------------
                                                                                                               7,259,750
-------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.1%
Great Lakes Dredge & Dock Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/13                      1,800,000             1,660,500
-------------------------------------------------------------------------------------------------------------------------
MACHINERY--1.7%
Douglas Dynamics LLC, 7.75% Sr. Nts., 1/15/12 3                                          2,000,000             2,010,000
-------------------------------------------------------------------------------------------------------------------------
Greenbrier Cos., Inc., 8.375% Sr. Unsec. Nts., 5/15/15                                   1,945,000             2,032,525
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The):
7.125% Sr. Nts., 11/1/13                                                                   600,000               624,000
10.50% Sr. Sub. Nts., 8/1/12                                                             2,174,000             2,440,315
-------------------------------------------------------------------------------------------------------------------------
Milacron Escrow Corp., 11.50% Sr. Sec. Nts., 5/15/11                                     4,700,000             4,629,500
-------------------------------------------------------------------------------------------------------------------------
Navistar International Corp.:
6.25% Sr. Unsec. Nts., 3/1/12                                                            1,235,000             1,179,425
7.50% Sr. Nts., 6/15/11                                                                  2,800,000             2,842,000
-------------------------------------------------------------------------------------------------------------------------
NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                  1,600,000             1,720,000
-------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
7.375% Sr. Unsec. Sub. Nts., 1/15/14                                                        82,927                84,171
9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                      3,900,000             4,212,000
10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11                                             500,000               537,500
-------------------------------------------------------------------------------------------------------------------------
Trinity Industries, Inc., 6.50% Sr. Nts., 3/15/14                                        1,950,000             1,930,500
                                                                                                          --------------
                                                                                                              24,241,936
-------------------------------------------------------------------------------------------------------------------------
MARINE--0.5%
CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                 5,000,000             5,700,000
-------------------------------------------------------------------------------------------------------------------------
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts.,
6/30/07 2,3                                                                              2,093,000             2,242,126
-------------------------------------------------------------------------------------------------------------------------
WPO Shipholding Co. LLC, 12% Sr. Sec. Nts., 7/15/05 1,2                                  5,000,000                28,000
                                                                                                          ---------------
                                                                                                               7,970,126
-------------------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                          2,000,000             2,105,000
-------------------------------------------------------------------------------------------------------------------------
Stena AB:
7% Sr. Unsec. Nts., 12/1/16                                                                750,000               697,500
7.50% Sr. Unsec. Nts., 11/1/13                                                           2,693,000             2,632,408
9.625% Sr. Nts., 12/1/12                                                                 2,000,000             2,180,000
                                                                                                          ---------------
                                                                                                               7,614,908
-------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.6%
United Rentals, Inc., 7% Sr. Sub. Nts., 2/15/14                                         10,000,000             9,325,000
-------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
Horizon Lines LLC, 9% Nts., 11/1/12                                                      2,300,000             2,475,375
-------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--3.8%
-------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.8%
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                                   9,600,000             8,448,000
-------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 12.50% Sr. Unsub. Disc. Nts., 1/15/07 2                     5,310,000             3,000,150
                                                                                                          ---------------
                                                                                                              11,448,150
-------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.1%
Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09                                    1,700,000             1,793,500
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.0%
Flextronics International Ltd., 6.25% Sr. Sub. Nts., 11/15/14                            6,050,000             6,050,000
-------------------------------------------------------------------------------------------------------------------------
Loews Cineplex Entertainment Corp., 9% Sr. Unsec. Sub. Nts., 8/1/14                      3,175,000             3,103,563
-------------------------------------------------------------------------------------------------------------------------
Sanmina-SCI Corp., 6.75% Unsec. Sub. Nts., 3/1/13                                        2,370,000             2,263,350
-------------------------------------------------------------------------------------------------------------------------


10                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS CONTINUED
Sensus Metering System, Inc., 8.625% Sr. Unsec. Sub. Nts., 12/15/13                 $    4,200,000        $    3,885,000
                                                                                                          ---------------
                                                                                                              15,301,913
-------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--0.0%
Exodus Communications, Inc., 10.75% Sr. Nts., 12/15/09 1,2 [EUR]                         4,232,751                12,718
-------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 1,2                         1,040,900                    --
-------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,2 [EUR]                                  1,000,000                    --
                                                                                                          ---------------
                                                                                                                  12,718
-------------------------------------------------------------------------------------------------------------------------
IT SERVICES--1.0%
DynCorp International LLC, 9.50% Sr. Sub. Nts., 2/15/13 3                                4,665,000             4,898,250
-------------------------------------------------------------------------------------------------------------------------
Iron Mountain, Inc., 8.625% Sr. Unsec. Sub. Nts., 4/1/13                                 2,400,000             2,526,000
-------------------------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc.:
9.125% Sr. Unsec. Nts., 8/15/13 3                                                        3,170,000             3,300,763
10.25% Sr. Sub. Nts., 8/15/15 3                                                          3,750,000             3,815,625
                                                                                                          ---------------
                                                                                                              14,540,638
-------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.9%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 11/1/12                             6,550,000             6,746,500
-------------------------------------------------------------------------------------------------------------------------
Amkor Technology, Inc., 9.25% Sr. Unsec. Sub. Nts., 2/15/08                              4,286,000             4,039,555
-------------------------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc., 7.125% Sr. Unsec. Nts., 7/15/14                           2,300,000             2,461,000
                                                                                                          ---------------
                                                                                                              13,247,055
-------------------------------------------------------------------------------------------------------------------------
MATERIALS--12.0%
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS--4.1%
ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                             2,000,000             1,340,000
-------------------------------------------------------------------------------------------------------------------------
Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                   895,000               975,550
-------------------------------------------------------------------------------------------------------------------------
Crompton Corp., 9.875% Sr. Nts., 8/1/12                                                  2,800,000             3,202,500
-------------------------------------------------------------------------------------------------------------------------
Equistar Chemicals LP/Equistar Funding Corp.:
10.125% Sr. Unsec. Nts., 9/1/08                                                            147,000               158,760
10.625% Sr. Unsec. Nts., 5/1/11                                                          4,400,000             4,818,000
-------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc, 10.125% Sr. Unsec. Sub. Nts., 7/1/09                5,572,000             5,760,055
-------------------------------------------------------------------------------------------------------------------------
Huntsman International LLC:
7.375% Sr. Sub. Nts., 1/1/15 3                                                           4,350,000             4,186,875
9.875% Sr. Nts., 3/1/09                                                                  6,100,000             6,473,625
-------------------------------------------------------------------------------------------------------------------------
Huntsman LLC:
11.50% Sr. Unsec. Nts., 7/15/12 4                                                        2,535,000             2,908,913
11.625% Sr. Unsec. Nts., 10/15/10                                                           95,000               109,013
-------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.:
7.625% Bonds, 11/1/05 1                                                                     24,000                24,510
10.875% Sr. Unsec. Nts., 8/1/13                                                            147,000               174,195
10.875% Sr. Unsec. Nts., Series B, 6/1/08                                                   46,000                52,210
-------------------------------------------------------------------------------------------------------------------------
Innophos, Inc., 8.875% Sr. Sub. Nts., 8/15/14 3                                          3,300,000             3,390,750
-------------------------------------------------------------------------------------------------------------------------
ISP Chemco, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/11                                    2,700,000             2,926,125
-------------------------------------------------------------------------------------------------------------------------
ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                      1,800,000             1,912,500
-------------------------------------------------------------------------------------------------------------------------
KI Holdings, Inc., 0%/9.875% Sr. Unsec. Sub. Disc. Nts., 11/15/14 5                      2,850,000             1,959,375
-------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.50% Sec. Nts., 12/15/08                                                                  147,000               154,718
9.50% Sr. Sec. Nts., 12/15/08                                                              700,000               736,750
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                   2,500,000             2,637,500
10.50% Sr. Sec. Nts., 6/1/13                                                             1,250,000             1,418,750
11.125% Sr. Sec. Nts., 7/15/12                                                             700,000               784,000
-------------------------------------------------------------------------------------------------------------------------


11                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
Millennium America, Inc., 9.25% Sr. Unsec. Sub. Nts., 6/15/08                       $      746,000        $      805,680
-------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08                                          989,550             1,043,975
-------------------------------------------------------------------------------------------------------------------------
PolyOne Corp., 10.625% Sr. Unsec. Nts., 5/15/10                                          1,597,000             1,652,895
-------------------------------------------------------------------------------------------------------------------------
Resolution Performance Products LLC:
8% Sr. Sec. Nts., 12/15/09                                                               1,650,000             1,707,750
13.50% Sr. Unsec. Sub. Nts., 11/15/10                                                    1,350,000             1,441,125
-------------------------------------------------------------------------------------------------------------------------
Rhodia SA, 10.25% Sr. Unsec. Nts., 6/1/10                                                2,020,000             2,146,250
-------------------------------------------------------------------------------------------------------------------------
Rockwood Specialties Group, Inc.:
7.50% Sr. Sub. Nts., 11/15/14 3                                                          1,000,000               975,000
10.625% Sr. Unsec. Sub. Nts., 5/15/11                                                      693,000               758,835
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 1,7                                2,045,678             2,035,450
-------------------------------------------------------------------------------------------------------------------------
Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11                                           844,000               913,630
                                                                                                          ---------------
                                                                                                              59,585,264
-------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.2%
NTK Holdings, Inc., 0%/10.75% Sr. Disc. Nts., 3/1/14 5                                   6,090,000             3,440,850
-------------------------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--3.3%
Crown Euro Holdings SA:
9.50% Sr. Sec. Nts., 3/1/11                                                              2,800,000             3,080,000
10.875% Sr. Sec. Nts., 3/1/13                                                            1,400,000             1,631,000
-------------------------------------------------------------------------------------------------------------------------
Graham Packaging Co., Inc.:
8.50% Sr. Unsec. Nts., 10/15/12                                                          1,200,000             1,200,000
9.875% Sr. Unsec. Sub. Nts., 10/15/14                                                    2,400,000             2,316,000
-------------------------------------------------------------------------------------------------------------------------
Graphic Packaging International Corp.:
8.50% Sr. Nts., 8/15/11                                                                  3,300,000             3,250,500
9.50% Sr. Sub. Nts., 8/15/13                                                             2,100,000             1,984,500
-------------------------------------------------------------------------------------------------------------------------
Jefferson Smurfit Corp.:
7.50% Sr. Unsec. Unsub. Nts., 6/1/13                                                       650,000               588,250
8.25% Sr. Unsec. Nts., 10/1/12                                                           2,500,000             2,362,500
-------------------------------------------------------------------------------------------------------------------------
MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                           2,500,000             2,525,000
-------------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Container, Inc.:
8.25% Sr. Unsec. Nts., 5/15/13                                                           1,347,000             1,407,615
8.75% Sr. Sec. Nts., 11/15/12                                                            5,400,000             5,859,000
8.875% Sr. Sec. Nts., 2/15/09                                                            3,000,000             3,165,000
-------------------------------------------------------------------------------------------------------------------------
Pliant Corp.:
11.125% Sr. Sec. Nts., 9/1/09                                                            1,200,000             1,038,000
11.625% Sr. Sec. Nts., 6/15/09 3,7                                                       1,404,123             1,495,391
-------------------------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                                               3,550,000             3,159,500
-------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
8.375% Sr. Nts., 7/1/12                                                                  2,500,000             2,387,500
9.25% Sr. Unsec. Nts., 2/1/08                                                            1,000,000             1,025,000
9.75% Sr. Unsec. Nts., 2/1/11                                                            4,000,000             4,080,000
-------------------------------------------------------------------------------------------------------------------------
Stone Container Finance Co. of Canada II, 7.375% Sr. Unsec. Nts., 7/15/14                1,300,000             1,163,500
-------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc., 10.875% Sr. Sec. Nts., 8/15/12 3                                         735,000               790,125
-------------------------------------------------------------------------------------------------------------------------
TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                       5,100,000             4,207,500
                                                                                                          ---------------
                                                                                                              48,715,881
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING--2.8%
AK Steel Corp.:
7.75% Sr. Unsec. Nts., 6/15/12                                                           5,147,000             4,773,843
7.875% Sr. Unsec. Nts., 2/15/09                                                            900,000               877,500
-------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 7.50% Sr. Unsec. Nts., 8/15/14                                     2,800,000             2,898,000
-------------------------------------------------------------------------------------------------------------------------


12                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
IMCO Recycling, Inc., 10.375% Sr. Sec. Nts., 10/15/10                               $    2,200,000        $    2,436,500
-------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,2                   814,000                    --
-------------------------------------------------------------------------------------------------------------------------
IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 1                                                      850,000               943,500
-------------------------------------------------------------------------------------------------------------------------
Ispat Inland ULC, 9.75% Sr. Sec. Nts., 4/1/14 1                                          4,543,000             5,292,595
-------------------------------------------------------------------------------------------------------------------------
Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12                                    2,500,000             2,725,000
-------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 2                 2,000,000             1,955,000
-------------------------------------------------------------------------------------------------------------------------
Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13                                   2,800,000             3,108,000
-------------------------------------------------------------------------------------------------------------------------
Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10                                          850,000               911,625
-------------------------------------------------------------------------------------------------------------------------
Novelis, Inc., 7.25% Sr. Nts., 2/15/15 3                                                 3,750,000             3,562,500
-------------------------------------------------------------------------------------------------------------------------
Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09                                          5,750,000             6,224,375
-------------------------------------------------------------------------------------------------------------------------
Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09                                            1,500,000             1,601,250
-------------------------------------------------------------------------------------------------------------------------
United States Steel Corp.:
9.75% Sr. Nts., 5/15/10                                                                  1,514,000             1,669,185
10.75% Sr. Nts., 8/1/08                                                                  1,493,000             1,687,090
                                                                                                          ---------------
                                                                                                              40,665,963
-------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.6%
Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                           1,250,000             1,278,125
-------------------------------------------------------------------------------------------------------------------------
Appleton Papers, Inc., 8.125% Sr. Nts., 6/15/11                                          2,250,000             2,216,250
-------------------------------------------------------------------------------------------------------------------------
Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13                                      1,000,000             1,020,000
-------------------------------------------------------------------------------------------------------------------------
Georgia-Pacific Corp., 9.375% Sr. Unsec. Nts., 2/1/13                                    3,800,000             4,256,000
-------------------------------------------------------------------------------------------------------------------------
Inland Fiber Group LLC, 9.625% Sr. Unsec. Nts., 11/15/07 2                               5,400,000             2,511,000
-------------------------------------------------------------------------------------------------------------------------
JSG Holding plc, 11.50% Sr. Nts., 10/1/15 3,7 [EUR]                                        774,809               821,788
-------------------------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.25% Sr. Nts., 2/15/13                                      2,290,000             1,957,950
-------------------------------------------------------------------------------------------------------------------------
Norske Skog Canada Ltd., 7.375% Sr. Unsec. Nts., 3/1/14                                  1,500,000             1,432,500
-------------------------------------------------------------------------------------------------------------------------
Tekni-Plex, Inc.:
8.75% Sr. Sec. Nts., 11/15/13 3                                                          2,567,000             2,207,620
12.75% Sr. Unsec. Sub. Nts., Series B, 6/15/10                                             900,000               504,000
-------------------------------------------------------------------------------------------------------------------------
Tembec Industries, Inc.:
7.75% Sr. Nts., 3/15/12                                                                  2,800,000             1,792,000
8.50% Sr. Unsec. Nts., 2/1/11                                                              229,000               150,568
-------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc., 15% Sec. Nts., 7/28/09 1,7                                2,378,881             2,331,304
                                                                                                          ---------------
                                                                                                              22,479,105
-------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--11.2%
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.0%
American Tower Corp., 7.125% Sr. Unsec. Nts., 10/15/12                                   1,500,000             1,582,500
-------------------------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc., 7% Sr. Nts., 2/15/15                                              1,230,000             1,193,100
-------------------------------------------------------------------------------------------------------------------------
Citizens Communications Co.:
6.25% Sr. Nts., 1/15/13 3                                                                  670,000               646,550
9.25% Sr. Nts., 5/15/11                                                                    600,000               661,500
-------------------------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 8.625% Sr. Nts., 1/15/15 3                                        5,135,000             5,263,375
-------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08 1                           6,150,000             5,043,000
-------------------------------------------------------------------------------------------------------------------------
MCI, Inc.:
6.908% Sr. Unsec. Nts., 5/1/07 4                                                         2,693,000             2,719,930
7.688% Sr. Unsec. Nts., 5/1/09 4                                                         2,900,000             3,016,000
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Corp., 9% Sr. Unsec. Nts., 8/15/14                                              3,770,000             3,996,200
-------------------------------------------------------------------------------------------------------------------------
PanAmSat Holding Corp., 0%/10.375% Sr. Unsec. Disc. Nts., 11/1/14 5                      1,250,000               868,750
-------------------------------------------------------------------------------------------------------------------------
Pratama Datakom Asia BV, 12.75% Gtd. Nts., 7/15/05 1,2                                   4,000,000                80,000
-------------------------------------------------------------------------------------------------------------------------


13                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
Qwest Capital Funding, Inc., 7.90% Unsec. Nts., 8/15/10                             $    4,272,000        $    4,261,320
-------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 7.25% Sr. Unsec. Sub. Nts.,
2/15/11 4                                                                                1,500,000             1,468,125
-------------------------------------------------------------------------------------------------------------------------
Qwest Corp., 8.875% Unsec. Unsub. Nts., 3/15/12 4                                        5,600,000             6,146,000
-------------------------------------------------------------------------------------------------------------------------
Qwest Services Corp.:
13.50% Sr. Sec. Sub. Nts., 12/15/10                                                     17,300,000            19,895,000
14% Sr. Sec. Sub. Nts., 12/15/14                                                         6,250,000             7,609,375
-------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,2                                             2,300,000                    --
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom Holdings, Inc., 9.25% Sr. Unsec. Unsub. Nts., 2/15/14                4,145,000             4,217,538
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08               1,800,000             1,831,500
-------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                          1,150,000             1,190,250
-------------------------------------------------------------------------------------------------------------------------
Valor Telecommunications Enterprises LLC, 7.75% Sr. Unsec. Sub. Nts., 2/15/15            1,370,000             1,335,750
                                                                                                          ---------------
                                                                                                              73,025,763
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--6.2%
Alamosa Delaware, Inc.:
8.50% Sr. Nts., 1/31/12                                                                  2,750,000             2,949,375
11% Sr. Unsec. Nts., 7/31/10                                                               147,000               166,478
12.50% Sr. Unsec. Nts., 2/1/11                                                           2,200,000             2,497,000
-------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 10% Sr. Nts., Series B, 8/1/11                                  4,020,000             4,401,900
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 7.50% Sr. Nts., 5/1/12                                             6,450,000             6,869,250
-------------------------------------------------------------------------------------------------------------------------
American Tower Escrow Corp., 12.25% Sr. Sub. Disc. Nts., 8/1/08 8                        4,300,000             3,332,500
-------------------------------------------------------------------------------------------------------------------------
AT&T Corp.:
9.05% Sr. Unsec. Nts., 11/15/11 4                                                        5,459,000             6,175,494
9.75% Sr. Nts., 11/15/31 4                                                               1,300,000             1,652,625
-------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., Sr. Unsec. Disc. Nts., 10/1/07 1,2                           9,220,000                    --
-------------------------------------------------------------------------------------------------------------------------
Centennial Cellular Operating Co. LLC/Centennial Communications Corp.,
10.125% Sr. Nts., 6/15/13                                                                7,350,000             8,305,500
-------------------------------------------------------------------------------------------------------------------------
Dobson Cellular Systems, Inc., 8.375% Sr. Sec. Nts., 11/1/11                             1,660,000             1,755,450
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
8.10% Sr. Nts., 10/15/12 3,4                                                               740,000               733,525
8.875% Sr. Nts., 10/1/13                                                                 3,671,000             3,689,355
-------------------------------------------------------------------------------------------------------------------------
IWO Holdings, Inc., 7.349% Sr. Sec. Nts., 1/15/12 4                                        570,000               595,650
-------------------------------------------------------------------------------------------------------------------------
Loral Skynet Corp., 14% Sr. Sec. Nts., 7/29/15 1,7                                         916,000             1,090,040
-------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series D, 8/1/15                          11,460,000            12,278,897
-------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 8.125% Sr. Nts., 7/1/11                                           3,300,000             3,580,500
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp.:
8.25% Sr. Sec. Nts., 3/15/12                                                             2,100,000             2,215,500
9.625% Sr. Sub. Nts., Series B, 5/15/08                                                  1,150,000             1,161,500
9.75% Sr. Sub. Nts., 1/15/10                                                             3,247,000             3,295,705
9.875% Sr. Nts., 2/1/10                                                                  3,100,000             3,270,500
-------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 8.50% Sr. Unsec. Nts., Cl. A, 12/1/12                          4,350,000             4,752,375
-------------------------------------------------------------------------------------------------------------------------
SBA Telecommunications, Inc./SBA Communications Corp., 0%/9.75% Sr. Disc.
Nts., 12/15/11 5                                                                         6,234,000             5,688,525
-------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc., 8.50% Sr. Unsec. Nts., 6/1/13                                          3,363,000             3,220,073
-------------------------------------------------------------------------------------------------------------------------
UbiquiTel Operating Co., 9.875% Sr. Nts., 3/1/11                                         4,200,000             4,683,000
-------------------------------------------------------------------------------------------------------------------------


14                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                         Principal
                                                                                            Amount                 Value
-------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES CONTINUED
US Unwired, Inc., 10% Sr. Sec. Nts., 6/15/12                                        $    1,625,000        $    1,876,875
                                                                                                          ---------------
                                                                                                              90,237,592
-------------------------------------------------------------------------------------------------------------------------
UTILITIES--6.4%
-------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.7%
AES Corp. (The):
8.375% Sr. Unsec. Unsub. Nts., 3/1/11 [GBP]                                              2,500,000             4,453,577
8.75% Sr. Sec. Nts., 5/15/13 3                                                           2,700,000             2,970,000
-------------------------------------------------------------------------------------------------------------------------
Calpine Corp., 9.349% Sr. Sec. Nts., 7/15/07 3,4                                         7,242,200             5,576,494
-------------------------------------------------------------------------------------------------------------------------
CMS Energy Corp.:
7.50% Sr. Nts., 1/15/09                                                                  1,147,000             1,207,218
7.75% Sr. Nts., 8/1/10                                                                   1,400,000             1,512,000
-------------------------------------------------------------------------------------------------------------------------
FPL Energy National Wind Power LLC:
5.608% Nts., 3/10/24 3                                                                   1,163,142             1,159,282
6.125% Nts., 3/25/19 3                                                                     740,164               732,189
-------------------------------------------------------------------------------------------------------------------------
Midwest Generation LLC, 8.75% Sr. Sec. Nts., 5/1/34                                      9,400,000            10,516,250
-------------------------------------------------------------------------------------------------------------------------
Mirant Americas Generation LLC, 8.30% Sr. Unsec. Nts., 5/1/11 2                          1,300,000             1,628,250
-------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings II LLC/MSW Energy Finance Co. II, Inc., 7.375% Sr. Sec.
Nts., Series B, 9/1/10                                                                   3,350,000             3,492,375
-------------------------------------------------------------------------------------------------------------------------
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc., 8.50% Sr. Sec. Nts.,
9/1/10                                                                                   1,300,000             1,400,750
-------------------------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 8% Sr. Sec. Nts., 12/15/13                                             4,240,000             4,536,800
-------------------------------------------------------------------------------------------------------------------------
Reliant Resources, Inc.:
9.25% Sr. Sec. Nts., 7/15/10                                                             4,997,000             5,446,730
9.50% Sr. Sec. Nts., 7/15/13                                                             5,950,000             6,604,500
-------------------------------------------------------------------------------------------------------------------------
Sierra Pacific Resources, 6.75% Sr. Nts., 8/15/17 1                                      2,395,000             2,412,963
-------------------------------------------------------------------------------------------------------------------------
Teco Energy, Inc., 7.20% Unsec. Unsub. Nts., 5/1/11                                      2,550,000             2,715,750
-------------------------------------------------------------------------------------------------------------------------
Texas Genco LLC, 6.875% Sr. Nts., 12/15/14 3                                             5,350,000             5,470,375
-------------------------------------------------------------------------------------------------------------------------
TXU Corp., 5.55% Sr. Unsec. Nts., Series P, 11/15/14                                     6,925,000             6,608,714
                                                                                                          ---------------
                                                                                                              68,444,217
-------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.1%
SEMCO Energy, Inc., 7.125% Sr. Nts., 5/15/08                                             1,100,000             1,126,167
-------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.6%
AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19 1,9                            3,237,766             3,642,486
-------------------------------------------------------------------------------------------------------------------------
Calpine Canada Energy Finance ULC, 8.50% Sr. Unsec. Nts., 5/1/08                         7,100,000             4,277,750
-------------------------------------------------------------------------------------------------------------------------
Consumers Energy Co., 6.375% Sr. Sec. Nts., 2/1/08                                         800,000               827,238
-------------------------------------------------------------------------------------------------------------------------
Dynegy Holdings, Inc.:
6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                    2,886,000             2,835,495
8.75% Sr. Nts., 2/15/12                                                                  1,159,000             1,263,310
10.125% Sr. Sec. Nts., 7/15/13 3                                                         6,200,000             6,944,000
-------------------------------------------------------------------------------------------------------------------------
Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates, Series A,
6/30/12                                                                                  2,573,574             2,678,125
-------------------------------------------------------------------------------------------------------------------------
NorthWestern Corp., 5.875% Sr. Sec. Nts., 11/1/14                                        1,000,000             1,015,237
                                                                                                          ---------------
                                                                                                              23,483,641
                                                                                                          ---------------
Total Corporate Bonds and Notes (Cost $1,320,652,869)                                                      1,330,548,305


15                                                  Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                            Shares                 Value
-------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--1.7%
-------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,10                                  110,146        $           --
-------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Exchange Debs., Non-Vtg. 10                            140,000            13,195,000
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., 6% Cv., Series F (converts into Dobson
Communications Corp., Cl. A common stock), Non-Vtg. 3                                        3,100               540,563
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,10                           3,738                   374
-------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B,
Non-Vtg. 1,10                                                                               28,000                35,000
-------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,10                                           1                    --
-------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc., 2.50% Cv., Series A 10                                                      6,516                   782
-------------------------------------------------------------------------------------------------------------------------
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A 1,10                           134,549               259,370
-------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 14.25% Cum. Jr. Exchangeable, Non-Vtg. 1,7                        885             6,020,213
-------------------------------------------------------------------------------------------------------------------------
PTV, Inc., 10% Cum., Series A, Non-Vtg.                                                        192                   326
-------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 10                                    1,243             1,550,643
-------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                            26,250             3,865,313
                                                                                                          ---------------
Total Preferred Stocks (Cost $24,476,627)                                                                     25,467,584
-------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--1.0%
-------------------------------------------------------------------------------------------------------------------------
Broadwing Corp.                                                                             10,551                52,649
-------------------------------------------------------------------------------------------------------------------------
Cebridge Connections Holding LLC 1,10                                                        6,613                    --
-------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                              2,479               112,844
-------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc. 10                                                        132,227               140,161
-------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A 10                                                      157,019             1,205,906
-------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                            35,000             1,458,450
-------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. 10                                                                               177                 7,372
-------------------------------------------------------------------------------------------------------------------------
Globix Corp. 10                                                                             80,275               158,142
-------------------------------------------------------------------------------------------------------------------------
Horizon Natural Resources Co. 1,10                                                          93,333                    --
-------------------------------------------------------------------------------------------------------------------------
Huntsman Corp. 10                                                                           54,796             1,017,699
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. 10                                                  168,429               842,145
-------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. 10                                                                               39,304             1,635,046
-------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. 10                                                        17,168               604,314
-------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series A                                                              30,141               816,218
-------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 10                                                           30,141               776,131
-------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc. 10                                                           72,415             2,545,387
-------------------------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The)                                                                    3,772               189,543
-------------------------------------------------------------------------------------------------------------------------
MCI, Inc.                                                                                   24,441               620,068
-------------------------------------------------------------------------------------------------------------------------
Orbital Sciences Corp. 10                                                                   14,063               175,788
-------------------------------------------------------------------------------------------------------------------------
Pioneer Cos., Inc. 10                                                                       28,991               697,523
-------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., Cl. A 10                                                                8,124               207,162
-------------------------------------------------------------------------------------------------------------------------
Prandium, Inc. 1,10,11                                                                     459,132                 9,183
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. 1,10                                                                3,987                95,688
-------------------------------------------------------------------------------------------------------------------------
TVMAX Holdings, Inc. 1,10                                                                   30,000                33,000
-------------------------------------------------------------------------------------------------------------------------
Viatel Holding (Bermuda) Ltd. 1,10                                                          13,172                    40
-------------------------------------------------------------------------------------------------------------------------
Western Forest Products, Inc. 10                                                           467,777             1,005,972
-------------------------------------------------------------------------------------------------------------------------
WRC Media Corp. 1,10                                                                         9,471                   189
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc. 10                                                                  16,729                42,826
                                                                                                          ---------------
Total Common Stocks (Cost $29,262,921)                                                                        14,449,446


16                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

                                                                                             Units                 Value
-------------------------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.1%
-------------------------------------------------------------------------------------------------------------------------
American Tower Corp. Wts., Exp. 8/1/08 3,10                                                  4,300        $    1,514,364
-------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10 1,10                                                       2,000                    --
-------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07 1,10                                            3,330                    --
-------------------------------------------------------------------------------------------------------------------------
DeCrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08 1,10                                      4,000                    --
-------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08 1,10                                                    7,500                    --
-------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc. Wts., Exp. 11/1/05 1,10                                         2,575                    26
-------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09 1,10                                                    1,445                    --
-------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06 1,10                                                                            42,243                 1,901
Exp. 5/16/06 1,10                                                                                63                    --
-------------------------------------------------------------------------------------------------------------------------
iPCS, Inc. Wts., Exp. 6/15/10 1,10                                                           3,750                    --
-------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08 3,10                                    2,800                    --
-------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,10                                    3,910                    --
-------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc. Wts., Exp. 4/16/07 10                                                       14,440                   116
-------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10 1,10                                                         5,000                    --
-------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10 10                                                100,000                40,000
-------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc. Wts., Exp. 12/19/08 10                                              6,474                 3,265
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. A Wts., Exp. 1/16/10 1,10                                      33,465                11,713
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. B Wts., Exp. 1/16/10 1,10                                      25,098                 6,024
-------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., Cl. C Wts., Exp. 1/16/10 1,10                                      25,098                 5,522
-------------------------------------------------------------------------------------------------------------------------
Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,10                                           30,800                 3,080
                                                                                                          ---------------
Total Rights, Warrants and Certificates (Cost $521,033)                                                        1,586,011

                                                                                         Principal
                                                                                            Amount
-------------------------------------------------------------------------------------------------------------------------
STRUCTURED NOTES--2.0%
-------------------------------------------------------------------------------------------------------------------------
Dow Jones CDX High Yield Index Pass-Through Certificates:
Series 3-4, 10.50%, 12/29/09 3,12                                                   $    3,866,667             3,811,083
Series 4-T1, 8.25%, 6/29/10 3,12                                                        21,780,990            21,672,085
-------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., High Yield Targeted Return Index Securities,
Series 2005-1, 7.651%, 6/15/15 1,12                                                      3,429,449             3,556,201
                                                                                                          ---------------
Total Structured Notes (Cost $29,582,050)                                                                     29,039,369
-------------------------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.4%
-------------------------------------------------------------------------------------------------------------------------
Undivided interest of 10.37% in joint repurchase agreement (Principal
Amount/Value $190,460,000, with a maturity value of $190,511,265) with DB
Alex Brown LLC, 3.23%, dated 9/30/05, to be repurchased at $19,764,318 on
10/3/05, collateralized by U.S. Treasury Bonds, 3.625%, 5/15/13, with a value
of $194,345,063 (Cost $19,759,000)                                                      19,759,000            19,759,000
-------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,436,788,009)                                             97.8%        1,430,714,715
-------------------------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                                2.2            32,652,355
                                                                                 ----------------------------------------
Net Assets                                                                                   100.0%       $1,463,367,070
                                                                                 ========================================


17                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

EUR          Euro
GBP          British Pound Sterling

1. Illiquid or restricted security. The aggregate value of illiquid or restricted securities as of September 30, 2005 was $55,094,283, which represents 3.76% of the Fund's net assets, of which $9,183 is considered restricted. See accompanying Notes to Quarterly Statement of Investments.

2. Issue is in default. Non-income producing. See accompanying Notes to Quarterly Statement of Investments.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $184,562,349 or 12.61% of the Fund's net assets as of September 30, 2005.

4. Represents the current interest rate for a variable or increasing rate security.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. When-issued security or forward commitment to be delivered and settled after September 30, 2005. See accompanying Notes to Quarterly Statement of Investments.

7. Interest or dividend is paid-in-kind.

8. Zero coupon bond reflects effective yield on the date of purchase.

9. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures sales contracts. The aggregate market value of such securities is $3,937,500. See accompanying Notes to Quarterly Statement of Investments.

10. Non-income producing security.

11. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2005. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2005 amounts to $9,183. Transactions during the period in which the issuer was an affiliate are as follows:

                      SHARES         GROSS          GROSS                SHARES
               JUNE 30, 2005     ADDITIONS     REDUCTIONS    SEPTEMBER 30, 2005
--------------------------------------------------------------------------------
Prandium,
Inc.                  459,13            --             --               459,132

                                                                       DIVIDEND
                                                    VALUE                INCOME
--------------------------------------------------------------------------------
Prandium,
Inc.                                        $        9,18    $               --

12. Interest rate represents a weighted average rate comprised of the interest rates of the underlying securities.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 1,439,352,671
                                              ===============

Gross unrealized appreciation                 $    74,329,015
Gross unrealized depreciation                     (82,966,971)
                                              ---------------
Net unrealized appreciation                   $    (8,637,956)

18                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

STRUCTURED NOTES. The Fund invests in structured notes whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured notes are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2005, the market value of these securities comprised 2.0% of the Fund's net assets and resulted in unrealized cumulative losses of $542,681.

SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in


19                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of September 30, 2005, the Fund had purchased $12,885,000 of securities issued on a when-issued basis or forward commitment.

In connection with its ability to purchase or sell securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2005, securities with an aggregate market value of $21,350,894, representing 1.46% of the Fund's net assets, were in default.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and


20                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of September 30, 2005, the Fund had no outstanding foreign currency contracts.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future


21                                                   Oppenheimer High Yield Fund

Oppenheimer High Yield Fund

STATEMENT OF INVESTMENTS                            September 30, 2005/Unaudited
--------------------------------------------------------------------------------

date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or protection from changes in market value of stocks and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.

The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.

Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported in the Statement of Operations as the closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of September 30, 2005, the Fund had outstanding futures contracts as follows:

                                    EXPIRATION         NUMBER OF                VALUATION AS OF             UNREALIZED
CONTRACT DESCRIPTION                      DATE         CONTRACTS             SEPTEMBER 30, 2005           APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
NASDAQ 100 Index                      12/15/05                25           $           4,035,000         $        3,531

ILLIQUID OR RESTRICTED SECURITIES

As of September 30, 2005, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. Securities that are illiquid or restricted are marked with the applicable footnote on the Statement of Investments. Information concerning restricted securities is as follows:

                         ACQUISITION                                   VALUATION AS OF             UNREALIZED
SECURITY                       DATES                COST            SEPTEMBER 30, 2005           DEPRECIATION
--------------------------------------------------------------------------------------------------------------
Prandium, Inc.       3/18/99-3/22/99        $  5,400,000                 $       9,183         $    5,390,817


22                                                   Oppenheimer High Yield Fund


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of September 30, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer High Yield Fund


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer
Date: November 16, 2005


By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer
Date: November 16, 2005